Fair Value of Financial Assets and Liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value assumptions unobservable inputs	34.80%	29.00%